Intangible Assets, Net and Goodwill - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		$ 40,389,842
Impairment adjustments	$ (1,167,264)
Balance at end of the period	38,927,089	38,927,089	$ 40,389,842
Goodwill
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		13,904,998	13,904,998
Impairment adjustments		(450,000)
Balance at end of the period	13,454,998	13,454,998	13,904,998
Goodwill | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		13,794,684	13,794,684
Impairment adjustments		(450,000)
Balance at end of the period	13,344,684	13,344,684	13,794,684
Goodwill | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		110,314	110,314
Balance at end of the period	110,314	110,314	110,314
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		32,828	32,828
Balance at end of the period	32,828	32,828	32,828
Indefinite-lived trademarks | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		32,828	32,828
Balance at end of the period	32,828	32,828	32,828
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		15,166,067	15,166,067
Acquisitions		21,564
Impairment adjustments		(117,606)
Balance at end of the period	15,070,025	15,070,025	15,166,067
Concessions | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		96,042	96,042
Acquisitions		21,564
Impairment adjustments		(117,606)
Balance at end of the period			96,042
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		11,285,949
Balance at end of the period	$ 10,369,238	10,369,238	11,285,949
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		$ 48,314
Balance at end of the period			$ 48,314